UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: __
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roxbury Capital Management, LLC
Address: 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343

Form 13F File Number: 28-02510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson              Minnetonka, MN                  11/08/2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        78
Form 13F Information Table Value Total:                  $558,417
                                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number     Name

                           FORM 13F INFORMATION TABLE

NAME OF                        TITLE           CUSIP      VALUE    SHRS OR    SH/   PUT/ INVESTMENT OTHER       VOTING AUTHORITY
ISSUER                         OF CLASS                  (x1000)   PRN AMT    PRN   CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------   --------------  --------- -------   -------    ---   ---- ---------- --------  --------- ------ ----
ACI WORLDWIDE INC              COM             004498101    9516     345531    SH         SOLE                  345531
AIR METHODS CORP               COM PAR $.06    009128307   13765     216187    SH         SOLE                  216187
BALLY TECHNOLOGIES INC         COM             05874B107    7264     269238    SH         SOLE                  269238
BIO-REFERENCE LABS INC         COM $.01 NEW    09057G602    7994     434219    SH         SOLE                  434219
C&J ENERGY SVCS INC            COM             12467B304    5425     329978    SH         SOLE                  329978
CENTENE CORP DEL               COM             15135B101    9362     326530    SH         SOLE                  326530
CHART INDS INC                 COM PAR $0.01   16115Q308   13080     310100    SH         SOLE                  310100
CHICOS FAS INC                 COM             168615102    7758     678747    SH         SOLE                  678747
CLEAN HARBORS INC              COM             184496107    5966     116300    SH         SOLE                  116300
CODEXIS INC                    COM             192005106    3774     825897    SH         SOLE                  825897
COOPER COS INC                 COM NEW         216648402   16833     212671    SH         SOLE                  212671
DSW INC                        CL A            23334L102   13680     296236    SH         SOLE                  296236
DYCOM INDS INC                 COM             267475101    6248     408377    SH         SOLE                  408377
ENERSYS                        COM             29275Y102    6222     310779    SH         SOLE                  310779
ENTROPIC COMMUNICATIONS INC    COM             29384R105    3246     785976    SH         SOLE                  785976
ESCO TECHNOLOGIES INC          COM             296315104    5617     220280    SH         SOLE                  220280
EURONET WORLDWIDE INC          COM             298736109    6366     404470    SH         SOLE                  404470
EZCORP INC                     CL A NON VTG    302301106    8610     301665    SH         SOLE                  301665
FABRINET                       SHS             G3323L100    4352     232745    SH         SOLE                  232745
FINISAR CORP                   COM NEW         31787A507   12145     692413    SH         SOLE                  692413
FINISH LINE INC                CL A            317923100    9467     473604    SH         SOLE                  473604
FIRST CASH FINL SVCS INC       COM             31942D107   11971     285367    SH         SOLE                  285367
GEOEYE INC                     COM             37250W108   12874     454111    SH         SOLE                  454111
GEVO INC                       COM             374396109    2389     428971    SH         SOLE                  428971
GOODRICH PETE CORP             COM NEW         382410405    5438     460059    SH         SOLE                  460059
GRAND CANYON ED INC            COM             38526M106    6559     406150    SH         SOLE                  406150
GULFPORT ENERGY CORP           COM NEW         402635304    4224     174696    SH         SOLE                  174696
HANESBRANDS INC                COM             410345102    8706     348093    SH         SOLE                  348093
HEALTHSPRING INC               COM             42224N101   17180     471215    SH         SOLE                  471215
HECKMANN CORP                  COM             422680108    8581    1622036    SH         SOLE                 1622036
HEXCEL CORP NEW                COM             428291108   13783     621958    SH         SOLE                  621958
HURON CONSULTING GROUP INC     COM             447462102    6317     202934    SH         SOLE                  202934
HYPERDYNAMICS CORP             COM             448954107    3801    1027174    SH         SOLE                 1027174
INTERNAP NETWORK SVCS CORP     COM PAR $.001   45885A300    4498     910535    SH         SOLE                  910535
JARDEN CORP                    COM             471109108   12106     428371    SH         SOLE                  428371
KAMAN CORP                     COM             483548103    5615     201622    SH         SOLE                  201622
KENEXA CORP                    COM             488879107    3241     207204    SH         SOLE                  207204
KULICKE & SOFFA INDS INC       COM             501242101   10760    1442362    SH         SOLE                 1442362
LITHIA MTRS INC                CL A            536797103     400      27845    SH         SOLE                   27845
MASTEC INC                     COM             576323109    4923     279571    SH         SOLE                  279571
MAXWELL TECHNOLOGIES INC       COM             577767106    3357     182350    SH         SOLE                  182350
MEDIVATION INC                 COM             58501N101    6239     367407    SH         SOLE                  367407
MEDNAX INC                     COM             58502B106    8547     136439    SH         SOLE                  136439
MENS WEARHOUSE INC             COM             587118100    9036     346485    SH         SOLE                  346485
MERIDIAN BIOSCIENCE INC        COM             589584101    5400     343058    SH         SOLE                  343058
METABOLIX INC                  COM             591018809    1013     231170    SH         SOLE                  231170
MWI VETERINARY SUPPLY INC      COM             55402X105   11750     170741    SH         SOLE                  170741
NCR CORP NEW                   COM             62886E108   12698     751825    SH         SOLE                  751825
NETLOGIC MICROSYSTEMS INC      COM             64118B100   10033     208503    SH         SOLE                  208503
NORTHERN OIL & GAS INC NEV     COM             665531109    3940     203222    SH         SOLE                  203222
OCZ TECHNOLOGY GROUP INC       COM             67086E303   11165    2302127    SH         SOLE                 2302127
OLD DOMINION FGHT LINES INC    COM             679580100    7251     250302    SH         SOLE                  250302
OPNET TECHNOLOGIES INC         COM             683757108    6396     183205    SH         SOLE                  183205
ORTHOFIX INTL N V              COM             N6748L102    2630      76215    SH         SOLE                   76215
OSI SYSTEMS INC                COM             671044105    9730     290264    SH         SOLE                  290264
OXFORD INDS INC                COM             691497309    6824     198951    SH         SOLE                  198951
PEBBLEBROOK HOTEL TR           COM             70509V100    2840     181476    SH         SOLE                  181476
PREMIERE GLOBAL SVCS INC       COM             740585104    4873     759032    SH         SOLE                  759032
PRICESMART INC                 COM             741511109    5291      84901    SH         SOLE                   84901
QUANTUM CORP                   COM DSSG        747906204    3943    2178572    SH         SOLE                 2178572
RADWARE LTD                    ORD             M81873107    3204     148417    SH         SOLE                  148417
RUSH ENTERPRISES INC           CL A            781846209    3953     279180    SH         SOLE                  279180
RYLAND GROUP INC               COM             783764103    4010     376541    SH         SOLE                  376541
SIGNET JEWELERS LIMITED        SHS             G81276100    7315     216417    SH         SOLE                  216417
SODASTREAM INTERNATIONAL LTD   USD SHS         M9068E105    4676     141484    SH         SOLE                  141484
STAMPS COM INC                 COM NEW         852857200    6951     340090    SH         SOLE                  340090
SXC HEALTH SOLUTIONS CORP      COM             78505P100   15659     281133    SH         SOLE                  281133
TEAVANA HLDGS INC              COM             87819P102     118       5789    SH         SOLE                    5789
TEMPUR PEDIC INTL INC          COM             88023U101   10801     205312    SH         SOLE                  205312
TESLA MTRS INC                 COM             88160R101    6531     267782    SH         SOLE                  267782
TEXAS ROADHOUSE INC            COM             882681109    9337     706316    SH         SOLE                  706316
TNS INC                        COM             872960109    7345     390700    SH         SOLE                  390700
TRAVELCENTERS OF AMERICA LLC   COM             894174101    1426     403932    SH         SOLE                  403932
TRIQUINT SEMICONDUCTOR INC     COM             89674K103    3808     758525    SH         SOLE                  758525
VASCO DATA SEC INTL INC        COM             92230Y104    1773     346921    SH         SOLE                  346921
WHITING PETE CORP NEW          COM             966387102    5906     168351    SH         SOLE                  168351
WOLVERINE WORLD WIDE INC       COM             978097103    5678     170767    SH         SOLE                  170767
ZAGG INC                       COM             98884U108    6911     696679    SH         SOLE                  696679